COMMITMENTS (Schedule of Future Minimum Rental Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
COMMITMENTS [Abstract]
2013	$ 2,049
2014	646
2015	338
Total	$ 3,033